Cover	Aug. 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2026
Entity File Number	001-42700
Entity Registrant Name	BEST SPAC I Acquisition Corp.
Entity Central Index Key	0002051587
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	701, 7/Floor
Entity Address, Address Line Two	United Building
Entity Address, Address Line Three	17-19 Jubilee Street
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+1
Local Phone Number	702 287 9776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, no par value, and one right to receive one-tenth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, no par value, and one right to receive one-tenth of one Class A ordinary share
Trading Symbol	BSAAU
Security Exchange Name	NASDAQ
Class A ordinary shares, no par value
Title of 12(b) Security	Class A ordinary shares, no par value
Trading Symbol	BSAA
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	BSAAR
Security Exchange Name	NASDAQ